Label	Element	Value
ValueShares International Quantitative Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001592900_SupplementTextBlock	ValueShares International Quantitative Value ETF (IVAL) (the “Fund”) October 16, 2017 Supplement to the Summary Prospectus dated February 21, 2017
Risk/Return [Heading]	rr_RiskReturnHeading	ValueShares International Quantitative Value ETF
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Additionally, the section in the Summary Prospectus entitled “Principal Investment Strategies—The Index—Portfolio Construction” is deleted in its entirety and replaced with the following:

Portfolio Construction
At the time of each reconstitution of the Index, each Index constituent is equally-weighted. The Index is reconstituted semi-annually in each May and November. The date of each subsequent reconstitution of the Index will be available on the Fund’s website at www.alphaarchitect.com/funds/contact at least one week prior to such date.

Please retain this Supplement with your Summary Prospectus for future reference.